Components of Accumulated Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative foreign currency translation losses on hedged items	$ (18,704)	$ (79,727)	$ (27,168)
As Originally Reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
OCI before reclassifications		$ (29,614)	$ 8,933